INVESTMENTS (Equity) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments [Line Items]
Equity investments limited partnership carrying value	$ 1,520	$ 1,587
Total equity in net earnings (losses)	170	179	173
Equity Method Investment [Member]
Equity Method Investments [Line Items]
Equity investment real estate joint ventures	0	91
Investment 10 million or greater and equity interest of 10% Or greater [Member]
Balance sheet equity method [Abstract]
Total Assets	309	658
Total liabilities	173	378
Partners' capital	136	280
Total Liabilities and Partners' Capital	309	658
The Company's Carrying Value in investements	63	169
Statement of earnings and loss [Abstract]
Net Earnings (Loss)	10	35	32
The Company's Equity in Net Earnings (Loss)	18	20	18
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Revenues of real estate joint ventures [Member]
Statement of earnings and loss [Abstract]
Net Earnings (Loss)	26	111	110
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Net revenues of other limited partnership interests [Member]
Statement of earnings and loss [Abstract]
Net Earnings (Loss)	3	6	3
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Interest expense - third party [Member]
Statement of earnings and loss [Abstract]
Net Earnings (Loss)	0	(21)	(22)
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Other Expenses [Member]
Statement of earnings and loss [Abstract]
Net Earnings (Loss)	(19)	(61)	(59)
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Investments in real estate, at depreciated cost [Member]
Balance sheet equity method [Abstract]
Total Assets	233	584
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Investments in securities, generally at fair value [Member]
Balance sheet equity method [Abstract]
Total Assets	54	51
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Cash and Cash Equivalents [Member]
Balance sheet equity method [Abstract]
Total Assets	8	10
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Other assets [Member]
Balance sheet equity method [Abstract]
Total Assets	14	13
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Borrowed funds - third party [Member]
Balance sheet equity method [Abstract]
Total liabilities	162	372
Investment 10 million or greater and equity interest of 10% Or greater [Member] | Other liabilities [Member]
Balance sheet equity method [Abstract]
Total liabilities	$ 11	$ 6